UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     WASHINGTON D.C. 20549
			 FORM 13F
		    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Ammendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Makaira Partners, LLC
Address: 	4747 Executive Drive
		Suite 280
		San Diego, CA  92121


Form 13F File Number: 028-14693


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: 		Ms. Sean Hidey
Title:		Chief Compliance Officer and Chief Operating Officer
Phone: 		858-626-2874


Signature, Place, and Date of Signing:

 Ms. Sean Hidey			  San Diego, CA		 February 7, 2013
___________________________   ________________________    _______________
  [Signature]			[City, State]		      [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



FORM 13F INFORMATION TABLE


NAME OF ISSUER		   TITLE OF CLASS	CUSIP	       VALUE    SHARES/	SH/  PUT/  INVSTMT  OTHER	   VOTING AUTHORITY
	 		 		 		       (x$1000) PRNAMT	PRN  CALL  DSCRETN  MANAGERS	SOLE   SHARED    NONE


CAPELLA EDUCATION COMPANY	COM		139594105	16600	588022  SH	    SOLE		588022

CORRECTIONS CORP AMER NEW	COM NEW		22025Y407	19310	544390	SH	    SOLE		544390

COVANTA HLDG CORP		COM		22282E102	32560	1767643	SH	    SOLE		1767643

HIGHER ONE HOLDINGS INC	        COM		42983D104	7874	747054	SH	    SOLE		747054

IRON MTN INC		        COM		462846106	25719	828318	SH	    SOLE		828318

LIBERTY INTERACTIVE CORP	INT COM SER A	53071M104	41156	2091235	SH	    SOLE		2091235

LIBERTY VENTURES SERIES A	COM		53071M880	10453	154264	SH	    SOLE		154264

LOWES COS INC			COM		548661107	18503	520904	SH	    SOLE		520904

TIME WARNER CABLE INC 		COM		88732J207	12950	133244	SH	    SOLE		133244

WESTERN UN CO   		COM		959802109	51229	3764081	SH	    SOLE		3764081
